Income Tax (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Schedule of Income Tax
	Years Ended June 30,
	2024	2023	2022

(a) Income tax expense:
Current tax	58,463	33,808	50,072
Adjustment for current tax of prior periods	(12,375)	70,651	19,936
Deferred tax	-	-	-

(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax at 25% (2023: 25%, 2022: 25%)	(4,769,344)	(3,446,718)	(3,194,263)
Effect of lower tax rates of tax on overseas income	(11,134)	(6,440)	(9,712)

Add tax effect of:
Under/(Over) provision of income tax in previous year relating to a revision of estimates	(12,375)	70,651	19,936
Research and development expenditure (net of tax incentive)	1,305,112	1,267,940	1,516,215
Other	377,405	413,976	529,075

Deferred tax asset not recognised	3,156,424	1,805,050	1,208,757
Income tax expense attributable to loss before income tax	46,088	104,459	70,008

(c) Potential deferred tax asset as of June 30, 2024, 2023 and 2022 in respect of: tax losses not brought to account is (1)(2):	47,758,242	44,056,899	41,204,149
Temporary differences	6,660,171	3,675,742	2,903,797
(1)	As of June 30, 2024, the Group had a potential tax benefit related to gross tax losses carried forward of $179,125,289 (2023: $164,311,376) and a non-refundable R&D tax offset of $3,703,478 (2023: $2,976,920).
(2)	Unused tax loss amounts are only attributable to the Group’s operations in Australia, as the subsidiary in the United States has no carryforward tax losses as of June 30, 2024. Tax losses can be carried forward indefinitely subject to continuity of ownership and same business test rules.